Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies
Commitments and Contingencies

7. Commitments and Contingencies

Operating Leases

On February 9, 2016, the Company entered into a non-cancelable facilities operating sublease (the “2016 Sublease”). On March 15, 2019, the Company amended and restated the 2016 Sublease (as amended, the “Amended 2016 Sublease”) to include additional square footage to be used for office space, which the Company took possession of upon entering into the Amended 2016 Sublease. The Amended 2016 Sublease expires in August 2025. The base rent under the Amended 2016 Sublease is currently $32,254 per month plus the Company’s prorated share of the sublandlord’s operating expense and is subject to annual rent increases of 3%.

On January 30, 2019, the Company entered into a new lease to be used for office and laboratory space (the “New Premises”), which the Company took possession of on June 1, 2019 (the “2019 Lease”). On August 2, 2019, the Company amended the 2019 Lease (as, the “Amended 2019 Lease”) to include additional space to be used for office and laboratory space (the “Expansion Premises”), which the Company expects to take possession of on April 1, 2020. The Amended 2019 Lease expires in March 2030. Upon expiration of the Amended 2016 Sublease, the Amended 2019 Lease will also cover the space the Company is currently subleasing under the Amended 2016 Sublease. Base rent is abated until April 1, 2020 for the New Premises and until seven months after delivery of the Expansion Premises for the Expansion Premises, after which the base rent will be $19,646 per month for the New Premises and $18,178 per month for the Expansion Premises, each subject to annual rent increases of 3%. In connection with this lease, the Company executed a $39,000 letter of credit, which has not been drawn down on. Additionally, there is a base rate adjustment of 8.5% per annum multiplied by the outstanding balance of amounts paid for tenant improvements. The budgeted amounts of tenant improvements are approximately $1,477,000 for the New Premises and $1,517,000 for the Expansion Premises, which are to be fully reimbursed by the landlord.

The future minimum payments for the operating leases are as follows (in thousands):

Remainder of the year	$97
2020	566
2021	692
2022	742
2023	733
Thereafter	6,088
Total future minimum payments	$8,918

Rent expense incurred under operating leases was approximately $252,000 and $442,000 for the three and nine months ended September 30, 2019, respectively, and $107,000 and $308,000 for the three and nine months ended September 30, 2018, respectively.

Legal Proceedings

The Company, from time to time, may be party to litigation arising in the ordinary course of business. The Company is not a party to any litigation or legal proceedings, nor is management aware of any pending or threatened litigation that, in the opinion of the Company’s management, are likely to have a material adverse effect on the Company’s business. At each reporting date, the Company evaluates whether a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses the costs related to its legal proceedings as incurred.

7. Commitments and Contingencies

Operating Leases

The Company subleases its facilities under a non‑cancelable operating sublease agreement. The sublease commenced on February 9, 2016 and expires on August 31, 2025. The Company is also responsible for its prorated share of the sublandlord’s operating expense.

The future minimum payments for the operating leases are as follows (in thousands):

Year Ending December 31,
2019	325
2020	308
2021	317
2022	355
2023	335
Thereafter	635
Total future minimum payments	$2,275

Rent expense incurred under operating leases was approximately $420,000 and $376,000 for the years ended December 31, 2018 and 2017, respectively.

Contingencies

The Company is subject to claims and assessments from time to time in the ordinary course of business. The Company records a provision for a liability when it believes that it is both probable that a liability has been incurred and the amount can be reasonably estimated. Significant judgment is required to determine both probability and the estimated amount.

In the normal course of business, the Company may become involved in legal proceedings. The Company will accrue a liability for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued. As of December 31, 2018 and 2017, the Company was not involved in any material legal proceedings.